Document and Entity Information	Aug. 03, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2022
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Central Index Key	0001308606
Entity Emerging Growth Company	false
Entity File Number	001-36004
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	20-1676382
Entity Address, Address Line One	2727 North Harwood Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(972)
Local Phone Number	476-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.05 per share
Trading Symbol	SRC
Security Exchange Name	NYSE
Six Percentage Series A Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	SRC-A
Security Exchange Name	NYSE